Restructuring Charges	12 Months Ended
Dec. 31, 2015
Restructuring Charges [Abstract]
Restructuring Charges

20.Restructuring Charges

In November 2013, Encana announced its plans to align the organizational structure in support of the Company’s strategy.  Since the announcement, total restructuring charges primarily related to severance costs of  $126 million, before tax, have been incurred, of which $4 million remained accrued as at December 31, 2015.  For the year ended December 31, 2015,  $2 million in restructuring charges were incurred (2014 – $36 million).

During the second quarter of 2015, Encana revised its plans to align the organizational structure in continued support of the Company’s strategy.  During 2015, transition and severance costs of $62 million, before tax,  were incurred, of which $9 million remained accrued as at December 31, 2015.

The remaining amounts accrued as noted above will be paid in early 2016.  Restructuring charges are included in administrative expense in the Consolidated Statement of Earnings.